Parent-Only Financial Statements, Parent-Only Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net cash provided (used) by operating activities		$ 40,358	$ 27,048	$ (11,525)
Equity securities, not held for trading:
Proceeds from sales and capital returns		2,244	4,326	4,933
Purchases		(5,811)	(6,984)	(7,680)
Loans:
Other, net		391	805	3,782
Net cash provided (used) by investing activities		16,043	(42,476)	(7,619)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries		38,414	16,564	(24,590)
Long-term debt:
Proceeds from issuance		49,071	53,737	1,275
Repayment		(22,886)	(19,587)	(47,134)
Preferred stock:
Proceeds from Issuance of Preferred Stock and Preference Stock		1,722	0	5,756
Payments for Repurchase of Redeemable Preferred Stock		(1,725)	0	(6,675)
Cash dividends paid		(1,141)	(1,115)	(1,205)
Common stock:
Repurchased		(11,851)	(6,033)	(14,464)
Cash dividends paid		(4,789)	(4,178)	(2,422)
Other, net		(509)	(539)	(361)
Net cash provided (used) by financing activities		20,494	(59,645)	(11,238)
Net change in cash, cash equivalents, and restricted cash		76,895	(75,073)	(30,382)
Cash, cash equivalents, and restricted cash at beginning of period	[1]	159,157	234,230	264,612
Cash, cash equivalents, and restricted cash at end of period	[1]	236,052	159,157	234,230
Parent Company [Member]
Cash flows from operating activities:
Net cash provided (used) by operating activities		25,972	(4,575)	11,938
Equity securities, not held for trading:
Proceeds from sales and capital returns		44	3	11
Purchases		(13)	(8)	(18)
Loans:
Capital notes and term loans made to subsidiaries		(5,420)	(3,567)	(3,500)
Principal collected on notes/loans made to subsidiaries		1,730	4,062	2,618
Other, net		9	(263)	14
Net cash provided (used) by investing activities		(3,650)	227	(875)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries		(14,238)	8,153	35,958
Long-term debt:
Proceeds from issuance		19,070	26,520	1,001
Repayment		(9,311)	(17,618)	(28,331)
Preferred stock:
Proceeds from Issuance of Preferred Stock and Preference Stock		1,722	0	5,756
Payments for Repurchase of Redeemable Preferred Stock		(1,725)	0	(6,675)
Cash dividends paid		(1,141)	(1,115)	(1,205)
Common stock:
Repurchased		(11,851)	(6,033)	(14,464)
Cash dividends paid		(4,789)	(4,178)	(2,422)
Other, net		(374)	(344)	(364)
Net cash provided (used) by financing activities		(22,637)	5,385	(10,746)
Net change in cash, cash equivalents, and restricted cash		(315)	1,037	317
Cash, cash equivalents, and restricted cash at beginning of period		16,171	15,134	14,817
Cash, cash equivalents, and restricted cash at end of period		$ 15,856	$ 16,171	$ 15,134

[1]	Includes Cash and due from banks and Interest-earning deposits with banks on our consolidated balance sheet and excludes time deposits, which are included in Interest-earning deposits with banks